THE BEDFORD SHARES OF THE MONEY MARKET PORTFOLIO

                                       OF

                               THE RBB FUND, INC.

                       Supplement dated February 22, 2006
            to the Bedford Shares Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE EFFECTIVE DATE OF THESE CHANGES IS MARCH 1, 2006.

THE SECTION ENTITLED "EXPENSES AND FEES" BEGINNING ON PAGE 8 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

EXPENSES AND FEES

      As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Portfolio assets and are reflected in the Portfolio's price.

      The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the Money Market Portfolio. The table is based on expenses for the most recent fiscal year.

         ANNUAL FUND OPERATING EXPENSES*
         (Expenses that are deducted from Portfolio assets)

         Management Fees 1.............................................    0.45%

         Distribution and Service (12b-1) Fees 2.......................    0.65%

         Other Expenses 3..............................................    0.13%
                                                                           -----

         Total Annual Fund Operating Expenses 1.....................       1.23%
                                                                           =====

         * The table does not reflect charges or credits which investors might incur if they invest through a financial institution. Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

               ================================================================

                                    IMPORTANT DEFINITIONS

               MANAGEMENT FEES: Fees paid to the investment adviser for the portfolio management services.

               OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.

               DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.

               ================================================================

1. The Adviser expects to continue to voluntarily waive a portion of its Management Fees for the Portfolio during the current fiscal year. The Portfolio's service providers may also voluntarily waive a portion of their fees and/or reimburse expenses during the current fiscal year. After these fee waivers and/or reimbursements, the Portfolio's Management Fees and Total Annual Fund Operating Expenses are expected to be:

                     Management Fee             0.06%

                     Total Expenses             0.91%

      Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time.

2. Distribution and Service (12b-1) Fees reflect current fees expected to be incurred by the Portfolio during the current fiscal year. The Portfolio may reimburse expenses up to a maximum of 0.65% under the Portfolio's distribution plan during the current fiscal year. The Portfolio expects such reimbursement to be 0.05% during the current fiscal year.

3. A $15.00 retirement custodial maintenance fee is charged per IRA account per year.

EXAMPLE:

      The example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     1 YEAR      3 YEARS       5 YEARS       10 YEARS
                     ------      -------       -------       --------

Bedford Shares        $125        $390          $676          $1,489


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

               SANSOM STREET SHARES OF THE MONEY MARKET PORTFOLIO

                                       OF

                               THE RBB FUND, INC.

                       Supplement dated February 22, 2006
         to the Sansom Street Shares Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE EFFECTIVE DATE OF THESE CHANGES IS MARCH 1, 2006.

THE SECTION ENTITLED "EXPENSES AND FEES" ON PAGE 9 OF THE PROSPECTUS IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

EXPENSES AND FEES

      As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of Portfolio assets and are reflected in the Portfolio's price.

      The table below describes the fees and expenses that you may pay if you buy and hold Sansom Street Shares of the Money Market Portfolio. The table is based on expenses for the most recent fiscal year.

         ANNUAL FUND OPERATING EXPENSES*
         (Expenses that are deducted from Portfolio assets)

         Management Fees 1.............................................    0.45%

         Distribution and Service (12b-1) Fees 2.......................    0.05%

         Other Expenses 3..............................................    0.17%
                                                                           -----

         Total Annual Fund Operating Expenses 1......................      0.67%
                                                                           =====


         * The table does not reflect charges or credits which investors might incur if they invest through a financial institution. Shareholders requesting redemptions by wire are charged a transaction fee of $7.50.

               ================================================================

                                    IMPORTANT DEFINITIONS

               MANAGEMENT FEES: Fees paid to the investment adviser for the portfolio management services.

               OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.

               DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.

               ================================================================


1. The Adviser expects to continue to voluntarily waive a portion of its Management Fees for the Portfolio during the current fiscal year. The Portfolio's service providers may also voluntarily waive a portion of their fees and/or reimburse expenses during the current fiscal year. After these fee waivers and/or reimbursements, the Portfolio's Management Fees and Total Annual Fund Operating Expenses are expected to be:

                     Management Fee             0.06%

                     Total Expenses             0.35%

      Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time.

2. Distribution and Service (12b-1) Fees reflect current fees expected to be incurred by the Portfolio during the current fiscal year. The Portfolio may reimburse expenses up to a maximum of 0.05% under the Portfolio's distribution plan during the current fiscal year. The Portfolio expects such reimbursement to be 0.05% during the current fiscal year.

3. A $15.00 retirement custodial maintenance fee is charged per IRA account per year.

Example:

      The example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same, and that you reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     1 YEAR      3 YEARS      5 YEARS      10 YEARS
                     ------      -------      -------      --------

Sansom Street          $64        $202         $351          $786


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.